Guarantees and Contingent Liabilities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Company's representation and warranty reserve
Representation and Warranty Reserve, Beginning Balance	$ 180	$ 72	$ 12
Net realized losses	(137)	(93)	(18)
Additions to reserve	117	201	78
Representation and Warranty Reserve, Ending Balance	$ 160	$ 180	$ 72